Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020
Disclosure of transactions between related parties [line items]
Total	$ 4,464	$ 1,610
Contingent liability		(18,000)
Total	(3,753)	(18,000)
Prepaid acquisition consideration	132,234
Baldwin Holdings, LLC
Disclosure of transactions between related parties [line items]
Contingent liability		(18,000)
GR Companies, Inc. - ("Grassroots")
Disclosure of transactions between related parties [line items]
Balance receivable (payable)	5,947
Prepaid acquisition consideration	132,234		$ 132,234
Senior Unsecured Note - 2019
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		237
Senior Unsecured Note - 2019 | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		237
Senior Unsecured Note - 2019 | MedTech International Group, LLC
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense		237
Promissory Note - 2024
Disclosure of transactions between related parties [line items]
Related party transactions, Interest expense	1,047
Balance receivable (payable)	(9,700)
Cancellation of a principal amount of debt	32,000
Processing fees
Disclosure of transactions between related parties [line items]
Related party transactions	2,220
Processing fees | Sisu Extracts
Disclosure of transactions between related parties [line items]
Related party transactions	2,220
Consulting fees
Disclosure of transactions between related parties [line items]
Related party transactions	1,225	319
Consulting fees | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions	1,000
Consulting fees | Frontline Real Estate Partners, LLC
Disclosure of transactions between related parties [line items]
Related party transactions	151
Travel and reimbursement
Disclosure of transactions between related parties [line items]
Related party transactions	180	816
Travel and reimbursement | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Related party transactions	140
Consulting, travel and business development | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions	40	34
Consulting, travel and business development | Boris Jordan, Executive Chairman
Disclosure of transactions between related parties [line items]
Related party transactions	74
Rent expense, net
Disclosure of transactions between related parties [line items]
Related party transactions	(208)	238
Rent expense, net | Measure 8 Venture Partners
Disclosure of transactions between related parties [line items]
Related party transactions	238	238
Rent expense, net | Sputnik Group LTD
Disclosure of transactions between related parties [line items]
Related party transactions		$ 1,101
Rent expense, net | FREP Elm Place II, LLC
Disclosure of transactions between related parties [line items]
Related party transactions	$ 30